Employee benefit expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit expenses
Wages and salaries	¥ 225,085,000	¥ 186,716,000	¥ 169,546,000
Share-based compensation expenses	78,967,000	47,788,000
Pension costs - defined contribution plans	5,841,000	12,935,000	12,026,000
Other staff welfare expenses	12,670,000	11,056,000	9,734,000
Employee benefit expenses	¥ 322,563,000	¥ 258,495,000	¥ 191,306,000